CONSOLIDATED STATEMENT OF FINANCIAL POSITION - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Cash and due from banks:
Non-interest-bearing		S/ 7,535,259	S/ 7,952,371
Interest-bearing		40,119,937	25,978,577
Total cash and due from banks		47,655,196	33,930,948
Cash collateral, reverse repurchase agreements and securities borrowing		1,033,177	1,410,647
Investments:
At fair value through profit or loss		4,715,343	4,982,661
At fair value through other comprehensive income		34,208,187	32,774,078
At fair value through other comprehensive income pledged as collateral		5,934,451	4,269,862
Total at fair value through other comprehensive income investments		40,142,638	37,043,940
Amortized cost		7,904,517	7,924,830
Amortized cost pledged as collateral		1,063,360	2,264,097
Total investments at amortized cost		8,967,877	10,188,927
Loans, net:
Loans		145,732,273	144,976,051
Allowance for loan losses	[1]	(7,994,977)	(8,277,916)
Total loans, net		137,737,296	136,698,135
Financial assets designated at fair value through profit or loss		932,734	810,932
Reinsurance contract assets		841,170	872,046
Property, furniture and equipment, net		1,438,609	1,357,525
Due from customers on banker's acceptances		528,184	412,401
Intangible assets and goodwill, net		3,289,157	3,225,499
Right-of-use assets, net		402,538	499,715
Deferred tax assets, net		1,170,866	1,182,195
Other assets		7,234,155	6,224,617
Total assets		256,088,940	238,840,188
Deposits and obligations:
Non-interest-bearing		47,160,191	42,234,498
Interest-bearing		114,681,875	105,470,496
Total deposits and obligations		161,842,066	147,704,994
Payables from repurchase agreements and securities lending		9,060,710	10,168,427
Due to banks and correspondents		10,754,385	12,278,681
Due from customers on banker's acceptances		528,184	412,401
Lease liabilities		404,817	512,579
Financial liabilities at fair value through profit or loss		151,485	641,915
Insurance contract liability		13,422,285	12,318,133
Bonds and notes issued		17,268,443	14,594,785
Deferred tax liabilities, net		59,025	107,517
Other liabilities		7,620,306	6,993,691
Total liabilities		221,111,706	205,733,123
Equity attributable to Credicorp's equity holders:
Capital stock		1,318,993	1,318,993
Treasury stock		(208,879)	(208,033)
Capital surplus		176,307	228,239
Reserves		27,202,665	26,252,578
Other Reserves		214,627	295,783
Retained earnings		5,642,738	4,572,444
Total equity attributable to owners of parent		34,346,451	32,460,004
Non-controlling interest		630,783	647,061
Total equity		34,977,234	33,107,065
Total liabilities and equity		S/ 256,088,940	S/ 238,840,188

[1]	As of December 31, 2024, and 2023, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances: